MAJOR CUSTOMERS AND GEOGRAPHIC INFORMATION (Revenues And Long-Lived Assets by Geographic Areas) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 22,481	$ 21,761	$ 21,551
Long-Lived Assets	3,377	3,574
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	5,005	4,267	5,329
Long-Lived Assets	2,820	2,930
China [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-Lived Assets	557	644
Asia [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	6,604	5,466	4,594
North America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	8,072	5,091	2,370
Latin America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	2,731	6,798	8,943
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 69	$ 139	$ 315